Commitments and contingencies - Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contracts:
Research and development commitments	$ 36,659	$ 8,724
2021
Contracts:
Research and development commitments	34,621
2022
Contracts:
Research and development commitments	1,486
2023
Contracts:
Research and development commitments	$ 552